Supplemental Guarantor Information (Tables)	12 Months Ended
Nov. 30, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF NOVEMBER 30, 2014
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$32,314	$120,842	$—	$153,156
Accounts receivable, net	—	212,711	208,663	—	421,374
Income tax receivable	18,000	16,384	—	(32,101)	2,283
Deferred subscription costs	—	53,272	28,048	(30,299)	51,021
Deferred income taxes	59,594	28,585	5,782	(12,181)	81,780
Intercompany receivables	712,976	174,161	291,873	(1,179,010)	—
Other	1,669	41,481	17,823	—	60,973
Total current assets	792,239	558,908	673,031	(1,253,591)	770,587
Non-current assets:
Property and equipment, net	—	246,498	54,921	—	301,419
Intangible assets, net	—	826,152	264,957	—	1,091,109
Goodwill	—	2,258,393	898,931	—	3,157,324
Investment in subsidiaries	2,249,359	1,748,795	—	(3,998,154)	—
Intercompany notes receivable	—	—	740,879	(740,879)	—
Other	11,498	13,701	2,792	—	27,991
Total non-current assets	2,260,857	5,093,539	1,962,480	(4,739,033)	4,577,843
Total assets	$3,053,096	$5,652,447	$2,635,511	$(5,992,624)	$5,348,430
Liabilities and stockholders’ equity
Current liabilities:
Short-term debt	$—	$35,974	$283	$—	$36,257
Accounts payable	93	31,083	21,069	—	52,245
Accrued compensation	—	57,651	44,224	—	101,875
Accrued royalties	—	24,590	12,756	—	37,346
Other accrued expenses	3,830	91,131	36,186	—	131,147
Income tax payable	—	—	32,101	(32,101)	—
Deferred revenue	—	317,144	309,342	(30,299)	596,187
Intercompany payables	119,268	1,056,664	3,078	(1,179,010)	—
Total current liabilities	123,191	1,614,237	459,039	(1,241,410)	955,057
Long-term debt	750,000	1,056,098	—	—	1,806,098
Accrued pension and postretirement liability	19,603	8,869	667	—	29,139
Deferred income taxes	—	311,796	47,804	(12,181)	347,419
Intercompany notes payable	—	740,879	—	(740,879)	—
Other liabilities	756	30,887	19,528	—	51,171
Total stockholders’ equity	2,159,546	1,889,681	2,108,473	(3,998,154)	2,159,546
Total liabilities and stockholders’ equity	$3,053,096	$5,652,447	$2,635,511	$(5,992,624)	$5,348,430

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF NOVEMBER 30, 2013
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$55,368	$202,999	$—	$258,367
Accounts receivable, net	—	234,785	224,478	—	459,263
Income tax receivable	—	—	6,871	(6,871)	—
Deferred subscription costs	—	47,695	27,742	(26,110)	49,327
Deferred income taxes	56,425	24,153	5,130	(14,890)	70,818
Intercompany receivables	513,596	435,027	183,569	(1,132,192)	—
Other	36	28,361	14,668	—	43,065
Total current assets	570,057	825,389	665,457	(1,180,063)	880,840
Non-current assets:
Property and equipment, net	—	188,802	56,764	—	245,566
Intangible assets, net	—	887,015	257,449	—	1,144,464
Goodwill	—	2,172,398	892,783	—	3,065,181
Investment in subsidiaries	1,365,684	1,696,977	—	(3,062,661)	—
Other	—	19,542	4,020	—	23,562
Total non-current assets	1,365,684	4,964,734	1,211,016	(3,062,661)	4,478,773
Total assets	$1,935,741	$5,790,123	$1,876,473	$(4,242,724)	$5,359,613
Liabilities and stockholders’ equity
Current liabilities:
Short-term debt	$—	$255,877	$139,650	$—	$395,527
Accounts payable	7	30,507	26,487	—	57,001
Accrued compensation	—	52,591	36,869	—	89,460
Accrued royalties	—	25,353	10,936	—	36,289
Other accrued expenses	424	58,038	39,725	—	98,187
Income tax payable	8,800	8,032	—	(6,871)	9,961
Deferred revenue	—	297,826	288,294	(26,110)	560,010
Intercompany payables	1,099	1,081,825	49,268	(1,132,192)	—
Total current liabilities	10,330	1,810,049	591,229	(1,165,173)	1,246,435
Long-term debt	—	1,779,065	—	—	1,779,065
Accrued pension and postretirement liability	17,845	7,976	1,370	—	27,191
Deferred income taxes	—	310,496	65,661	(14,890)	361,267
Other liabilities	603	16,857	21,232	—	38,692
Total stockholders’ equity	1,906,963	1,865,680	1,196,981	(3,062,661)	1,906,963
Total liabilities and stockholders’ equity	$1,935,741	$5,790,123	$1,876,473	$(4,242,724)	$5,359,613

Condensed Income Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2014
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$1,542,701	$736,199	$(48,106)	$2,230,794
Operating expenses:
Cost of revenue	—	789,811	137,346	(48,106)	879,051
Selling, general and administrative	12,721	511,705	303,732	—	828,158
Depreciation and amortization	—	150,324	51,821	—	202,145
Restructuring charges	—	5,504	3,768	—	9,272
Acquisition-related costs	—	1,268	633	—	1,901
Net periodic pension and postretirement expense	88	6,686	—	—	6,774
Other expense (income), net	49	725	(873)	—	(99)
Total operating expenses	12,858	1,466,023	496,427	(48,106)	1,927,202
Operating income (loss)	(12,858)	76,678	239,772	—	303,592
Interest income	—	476	1,130	(618)	988
Interest expense	(3,576)	(51,020)	(1,405)	618	(55,383)
Non-operating expense, net	(3,576)	(50,544)	(275)	—	(54,395)
Income (loss) from continuing operations before income taxes	(16,434)	26,134	239,497	—	249,197
Benefit (provision) for income taxes	6,491	(10,322)	(50,817)	—	(54,648)
Income (loss) from continuing operations	(9,943)	15,812	188,680	—	194,549
Equity in net income of subsidiaries	204,492	92,372	—	(296,864)	—
Net income	$194,549	$108,184	$188,680	$(296,864)	$194,549

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2013
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$1,206,806	$694,986	$(61,161)	$1,840,631
Operating expenses:
Cost of revenue	—	681,961	127,384	(61,161)	748,184
Selling, general and administrative	11,940	365,841	303,208	—	680,989
Depreciation and amortization	—	84,266	74,471	—	158,737
Restructuring charges	—	7,897	5,561	—	13,458
Acquisition-related costs	—	19,188	4,240	—	23,428
Net periodic pension and postretirement expense	141	11,427	51	—	11,619
Other expense (income), net	(61)	(3,200)	9,273	—	6,012
Total operating expenses	12,020	1,167,380	524,188	(61,161)	1,642,427
Operating income (loss)	(12,020)	39,426	170,798	—	198,204
Interest income	—	906	1,194	(829)	1,271
Interest expense	—	(42,793)	(2,618)	829	(44,582)
Non-operating expense, net	—	(41,887)	(1,424)	—	(43,311)
Income (loss) from continuing operations before income taxes	(12,020)	(2,461)	169,374	—	154,893
Benefit (provision) for income taxes	4,748	933	(28,740)	—	(23,059)
Income (loss) from continuing operations	(7,272)	(1,528)	140,634	—	131,834
Loss from discontinued operations, net	—	—	(101)	—	(101)
Equity in net income of subsidiaries	139,005	40,677	—	(179,682)	—
Net income	$131,733	$39,149	$140,533	$(179,682)	$131,733

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2012
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$749,059	$835,904	$(55,094)	$1,529,869
Operating expenses:
Cost of revenue	—	409,352	270,256	(55,094)	624,514
Selling, general and administrative	11,288	252,915	269,840	—	534,043
Depreciation and amortization	—	40,763	77,480	—	118,243
Restructuring charges	—	9,733	7,096	—	16,829
Acquisition-related costs	—	3,241	906	—	4,147
Net periodic pension and postretirement expense	248	19,295	5,374	—	24,917
Other expense (income), net	—	194	(305)	—	(111)
Total operating expenses	11,536	735,493	630,647	(55,094)	1,322,582
Operating income (loss)	(11,536)	13,566	205,257	—	207,287
Interest income	—	139	867	(7)	999
Interest expense	—	(19,884)	(696)	7	(20,573)
Non-operating expense, net	—	(19,745)	171	—	(19,574)
Income (loss) from continuing operations before income taxes	(11,536)	(6,179)	205,428	—	187,713
Benefit (provision) for income taxes	4,557	2,441	(36,562)	—	(29,564)
Income (loss) from continuing operations	(6,979)	(3,738)	168,866	—	158,149
Gain from discontinued operations, net	—	—	19	—	19
Equity in net income of subsidiaries	165,147	8,818	—	(173,965)	—
Net income	$158,168	$5,080	$168,885	$(173,965)	$158,168

Condensed Statement of Comprehensive Income [Table Text Block]
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Year ended November 30, 2014
Comprehensive income	$144,785	$58,485	$151,545	$(210,030)	$144,785

Year ended November 30, 2013
Comprehensive income	$121,465	$28,268	$129,955	$(158,223)	$121,465

Year ended November 30, 2012
Comprehensive income	$160,677	$9,906	$172,805	$(182,711)	$160,677

Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED NOVEMBER 30, 2014
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by operating activities	$—	$441,627	$186,472	$—	$628,099
Investing activities:
Capital expenditures on property and equipment	—	(99,016)	(15,437)	—	(114,453)
Acquisitions of businesses, net of cash acquired	—	(177,276)	(33,119)	—	(210,395)
Intangible assets acquired	—	—	(714)	—	(714)
Change in other assets	—	(4,608)	—	—	(4,608)
Settlements of forward contracts	—	—	6,159	—	6,159
Advances provided to other subsidiaries	—	(5,250)	(765,379)	770,629	—
Investment in subsidiaries	(740,675)	(112)	—	740,787	—
Intercompany dividends received from subsidiaries	—	55,098	—	(55,098)	—
Net cash used in investing activities	(740,675)	(231,164)	(808,490)	1,456,318	(324,011)
Financing activities:
Proceeds from borrowings	750,000	1,735,000	—	—	2,485,000
Repayment of borrowings	—	(2,677,596)	(139,640)	—	(2,817,236)
Payment of debt issuance costs	(9,325)	(9,669)	—	—	(18,994)
Excess tax benefit from stock-based compensation	—	13,297	—	—	13,297
Repurchases of common stock	—	(59,928)	—	—	(59,928)
Advances received from other subsidiaries	—	765,379	5,250	(770,629)	—
Proceeds from issuance of intercompany equity	—	—	740,787	(740,787)	—
Intercompany dividends paid to subsidiaries	—	—	(55,098)	55,098	—
Net cash provided by (used in) financing activities	740,675	(233,517)	551,299	(1,456,318)	(397,861)
Foreign exchange impact on cash balance	—	—	(11,438)	—	(11,438)
Net decrease in cash and cash equivalents	—	(23,054)	(82,157)	—	(105,211)
Cash and cash equivalents at the beginning of the period	—	55,368	202,999	—	258,367
Cash and cash equivalents at the end of the period	$—	$32,314	$120,842	$—	$153,156
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED NOVEMBER 30, 2013
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by operating activities	$—	$251,827	$244,328	$—	$496,155
Investing activities:
Capital expenditures on property and equipment	—	(72,188)	(18,546)	—	(90,734)
Acquisitions of businesses, net of cash acquired	—	(1,365,195)	(121,839)	—	(1,487,034)
Change in other assets	—	1,347	—	—	1,347
Settlements of forward contracts	—	—	4,524	—	4,524
Advances provided to other subsidiaries	—	—	(16,116)	16,116	—
Investment in subsidiaries	—	(1,404)	—	1,404	—
Intercompany dividends received from subsidiaries	—	302,356	—	(302,356)	—
Net cash used in investing activities	—	(1,135,084)	(151,977)	(284,836)	(1,571,897)
Financing activities:
Proceeds from borrowings	—	1,235,261	139,739	—	1,375,000
Repayment of borrowings	—	(268,909)	—	—	(268,909)
Payment of debt issuance costs	—	(17,360)	—	—	(17,360)
Excess tax benefit from stock-based compensation	—	14,334	—	—	14,334
Proceeds from the exercise of employee stock options	—	549	—	—	549
Repurchases of common stock	—	(97,164)	—	—	(97,164)
Advances received from other subsidiaries	—	16,116	—	(16,116)	—
Proceeds from issuance of intercompany equity	—	—	1,404	(1,404)	—
Intercompany dividends paid to subsidiaries	—	—	(302,356)	302,356	—
Net cash provided by (used in) financing activities	—	882,827	(161,213)	284,836	1,006,450
Foreign exchange impact on cash balance	—	—	(17,349)	—	(17,349)
Net increase (decrease) in cash and cash equivalents	—	(430)	(86,211)	—	(86,641)
Cash and cash equivalents at the beginning of the period	—	55,798	289,210	—	345,008
Cash and cash equivalents at the end of the period	$—	$55,368	$202,999	$—	$258,367

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED NOVEMBER 30, 2012
(In thousands)

	IHS Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by operating activities	$—	$134,648	$179,725	$—	$314,373
Investing activities:
Capital expenditures on property and equipment	—	(53,865)	(10,867)	—	(64,732)
Acquisitions of businesses, net of cash acquired	—	(236,089)	(70,179)	—	(306,268)
Intangible assets acquired	—	—	(3,700)	—	(3,700)
Change in other assets	—	1,708	—	—	1,708
Settlements of forward contracts	—	—	(2,268)	—	(2,268)
Investment in subsidiaries	—	(25,025)	—	25,025	—
Intercompany dividends received from subsidiaries	—	16,975	—	(16,975)	—
Net cash used in investing activities	—	(296,296)	(87,014)	8,050	(375,260)
Financing activities:
Proceeds from borrowings	—	750,001	—	—	750,001
Repayment of borrowings	—	(492,279)	(801)	—	(493,080)
Payment of debt issuance costs	—	(824)	—	—	(824)
Excess tax benefit from stock-based compensation	—	13,199	—	—	13,199
Proceeds from the exercise of employee stock options	—	2,938	—	—	2,938
Repurchases of common stock	—	(92,823)	—	—	(92,823)
Proceeds from issuance of intercompany equity	—	—	25,025	(25,025)	—
Intercompany dividends paid to subsidiaries	—	—	(16,975)	16,975	—
Net cash provided by financing activities	—	180,212	7,249	(8,050)	179,411
Foreign exchange impact on cash balance	—	—	(8,201)	—	(8,201)
Net increase in cash and cash equivalents	—	18,564	91,759	—	110,323
Cash and cash equivalents at the beginning of the period	—	37,234	197,451	—	234,685
Cash and cash equivalents at the end of the period	$—	$55,798	$289,210	$—	$345,008